Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

Note 25 – Subsequent events

Loan settlement

Subsequent to December 31, 2020, loans and interest receivable from seven borrowers were assigned to an unrelated party, Brilliant Jade Group Limited, in considerations of HK$108.12 million  ($13.86 million) in total. Outstanding loans were accrued to HK$108.12 million ($13.86 million) according to loan contract terms. Considerations were fully settled by April, 2021.  No outstanding balance is due from the captioned borrowers after loan assignments.

Repayment on long-term bank loans

In March 2021, the Company has fully repaid long-term bank loans to OCBC Wing Hang Bank Limited (Note 11).

Repayment on promissory note

The promissory note was issued to Mr. Or on January 31, 2020. The face value (principal) amount of $28.47 million is repayable by January 31, 2025, and bearing fixed interest at a rate of eight percent (8%) per annum. The Company has repaid the promissory note by several payments during 2020 and 2021, and it was fully settled by March 30, 2021.

Impact of the COVID-19 pandemic

COVID-19 was first found in December of 2019 and spread rapidly around the world since then. To reduce the impacts of the pandemic, the governments of many countries implemented measures such as quarantines, travel restrictions, and the temporary restrictions of business activities. Consequently, the COVID-19 outbreak adversely affects our business operations and the Company’s financial condition and operating results for the fiscal year 2020, including, but not limited to material negative impacts on the Company’s total revenues, slower collection of loan receivables and additional allowance for doubtful accounts and significant downward adjustments or impairment to the Company’s long-lived assets and associated goodwill. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time. The extent to which COVID-19 impacts our results of operations in 2021 will depend on the future developments of the pandemic, including new information concerning the availability of vaccines and the global severity of and actions taken to contain the pandemic, which are highly uncertain and unpredictable.

Receipt of Deficiency Letter from Nasdaq

The Company received a notification letter dated May 18, 2020 from the Listing Qualifications Department of The Nasdaq Stock Market Inc. notifying that the Company is no longer in compliance with the Nasdaq Listing Rule 5250(c)(1) for continued listing due to its failure to timely file its annual report on Form 20-F for the year ended December 31, 2020 with the U.S. Securities and Exchange Commission.